Share-Based Compensation - Summary of Class V Share-Based Compensation Activity (Details) - P3 Health Partners Inc. - Time-Based units vested - Class V shares	1 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance | shares
Granted | shares	5,471,400
Ending balance | shares	5,471,400
Beginning balance (in dollar per share) | $ / shares
Weighted average grant date fair value, granted | $ / shares	$ 9.20
Ending balance (in dollar per share) | $ / shares	$ 9.20